Acquired Intangible Assets and Goodwill - Estimated amortization expense (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Estimated amortization expense
2026	$ 203
2027	203
2028	194
2029	165
2030	165
Thereafter	659
Acquired patents, Net	$ 1,589	$ 1,792